Senior Convertible Notes (4.5% Senior Convertible Notes due 2013)	12 Months Ended
Dec. 31, 2012
4.5% Senior Convertible Notes due 2013
Senior Convertible Notes
Senior Convertible Notes

16.  Senior Convertible Notes

On May 13, 2008, the Company entered into an underwriting agreement for the sale by the Company to the public of $350,000 aggregate principal amount of 4.5% Senior Convertible Notes due 2013 (the “Senior Notes”). The Company granted to the underwriters a 30-day option to purchase up to an additional $50,000 aggregate principal amount of Senior Notes. On May 19, 2008, the Company completed its public offering of $400,000 aggregate principal amount of its Senior Notes which includes the underwriter’s exercise of their option. Net proceeds to the Company from the offering were approximately RMB 2,709,538. The Company’s financing costs of RMB 80,010 associated with the Senior Notes are amortized through interest expense over the life of the Senior Notes from May 2008 to the first put date, or May 2013 using the effective interest rate method. The amount amortized to interest expense for the year ended December 31, 2010, 2011 and 2012 was RMB 7,552, RMB 9,364 and RMB 9,656, respectively. This change in the balance of deferred issuance cost includes the pro-rata reduction of deferred issuance cost that is a component of the extinguished gain from the Senior Notes bought back by the Group.

The Senior Notes bear interest at the rate of 4.5% per annum, payable semi-annually in arrears on May 15 and November 15 of each year, beginning on November 15, 2008. The Senior Notes will mature on May 15, 2013 unless previously repurchased by the Company or converted in accordance with their terms prior to such date. On or after May 15, 2011, the Company has the option to redeem for cash all or part of the Senior Notes at principal if the closing sale price of the Company’s ADS exceeds 130% of the then effective conversion price for at least 20 trading days during the period of the 30 consecutive trading days ending on the last trading day on which notice of redemption is provided. If certain fundamental changes occur at any time prior to maturity, holders of the Senior Notes may require the Company to repurchase their Senior Notes in whole or in part for cash equal to 100% of the principal amount of the Senior Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the date of repurchase. The interest expense recognized for interest payable to the Senior Notes holders was RMB 67,876, RMB 65,959 and RMB 56,893 for the years ended December 31, 2010, 2011 and 2012 respectively.

Each $1,000 principal amount of the Senior Notes will initially be convertible into 6.5628 American Depository Shares, or ADSs, par value $.0001 per share at a conversion price of $152.375, subject to adjustment. The Senior Notes are convertible at maturity and upon certain other events, including when the trading price of the Company’s ADS exceeds 130% of the then effective conversion price for at least 20 trading days during the period of the 30 consecutive trading days ending on the last trading day of the previous fiscal quarter.

The Company used the proceeds from the issuance of the Senior Notes for the purchase and construction of manufacturing equipment and facilities, the purchase and prepayment of raw materials, working capital and other general corporate purposes.

The Company’s functional currency is different from the denomination of the Senior Notes and the Company’s early redemption option is contingent upon its ADS price. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the conversion feature, early redemption option and conversion rate adjustment feature (together, “Embedded Derivatives”) as a freestanding instrument separately in the balance sheet. The Senior Notes were recorded with a discount equal to the value of the Embedded Derivatives at the transaction date and will be accreted to the redemption value of the Senior Notes over the life of the Senior Notes. The change in fair value of the Embedded Derivatives of RMB 70,458, RMB 66,142 and RMB 32 was recorded in Consolidated Statements of Operations and Comprehensive Income/(Loss) for the years ended December 31, 2010, 2011 and 2012, respectively. This change in fair value excludes the pro-rata reduction of the Embedded Derivatives that are a component of the extinguishment gain from the Senior Notes bought back by the Group. The interest expense recognized for accretion to the redemption value of the Senior Notes was RMB 95,547 RMB 104,195 and RMB 96,532 for the years ended December 31, 2010, 2011 and 2012, respectively.

During the years ended December 31, 2010, 2011 and 2012, the Company bought back US$ nil, US$ 6,145 and US$ 105,427 (par value) of the Senior Notes, respectively, at prices ranging from 72.48% to 95.35% of face value. The gain/(loss) from the Senior Notes buyback was RMB nil, RMB 4,312 and RMB (8,466) respectively, for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2012, the notional outstanding amount of the Senior Notes was RMB 732,896 (US$ 116,601). The estimated fair value of the Senior Notes as of December 31, 2012 was RMB 696,170 (US$ 110,758).

Capped Call

Concurrent with the Company’s issuance of the Senior Notes on May 12, 2008, it entered into capped call option transactions with two financial institutions (the “Counterparties”) that are affiliates of two of the underwriters of the Senior Notes. The capped call transactions was designed to reduce the dilution that would otherwise occur as a result of new common stock issuances upon conversion of the Senior Notes, and effectively increase the conversion price of the Senior Notes for the Company to $37.375 per ADS from the actual conversion price to the Senior Notes holders of $30.475 per ADS. The total premium paid by the Company for the capped call transactions was RMB 226,087.

The Company’s functional currency is different from the denomination of the capped call. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the capped call transactions as freestanding derivative assets in the Consolidated Balance Sheet. The derivative is marked to market each reporting period utilizing the Black-Scholes option pricing model.

On September 15, 2008 and October 3, 2008, respectively, one of the counterparties and its affiliate filed for protection under Chapter 11 of the US Federal Bankruptcy Code, an event of default under the agreement. As a result of the default, the Counterparty is not expected to perform its obligations if such obligations were to be triggered. The Company has written down the fair value of the derivative in relation to this counterparty to nil given the counterparty is in bankruptcy and lacks the ability and intent to settle the contract as of period end. The fair value of the derivative asset purchased from the other counterparty was RMB nil as of December 31, 2011 and 2012 respectively. The change in fair value of this derivative recorded in change in fair value of derivatives in the consolidated statement of operation was RMB 5,094, RMB (9,127) and RMB nil for the years ended December 31, 2010, 2011 and 2012 respectively.

On March 7, 2012, the Company entered into a Termination Agreement with Lehman Brothers OTC Derivatives Inc. and Lehman Brothers Holdings Inc. to terminate the transactions governed by an agreement dated May 13, 2008 between Lehman Brothers OTC Derivatives Inc. and the Company, which supplements, forms part of, and is subject to, an agreement in the form of the 1992 ISDA Master Agreement. The termination had minimal financial impact.

ADS Lending Agreement

Concurrent with the offering and sale of the Senior Notes on May 12, 2008, the Company entered into a share lending agreement (the “ADS Lending Agreement”) with certain financial institutions (the “ADS Borrower (s)”), pursuant to which the Company loaned 2,625,104 ADSs (the “Loaned ADSs”) to the ADS Borrowers. The ADS Borrowers will receive all of the proceeds from the sale of the borrowed ADSs. The Company will not receive any proceeds from the sale of the borrowed ADSs pursuant to the ADS Lending Agreement, but the Company will receive from the ADS Borrowers a nominal lending fee of $0.0005 per ADS for each ADS that the Company loaned pursuant to the ADS Lending Agreements.  The nominal lending fee is reported as increases to additional paid in capital. These Loaned ADSs must be returned to the Company no later than May 15, 2013, or sooner if certain conditions are met. In the event of default, the ADS Borrower is required to return the loaned shares to the Company. If unable to do so, at the Company’s request, the ADS Borrower shall pay cash equal to the market value of unreturned shares. The purpose of the share lending arrangement was to facilitate the investors of the Senior Convertible Notes to hedge the conversion option in such Notes.

These shares were considered issued and outstanding for corporate law purposes at the time they were loaned; however, at the time of the loan they were not considered outstanding for the purpose of computing and reporting earnings per share because these shares were to be returned to the Company no later than May 15, 2013, the maturity date of the Senior Notes. On September 15, 2008, one of the ADS borrowers, who the Company had loaned 1,312,552 ADSs, filed for protection under Chapter 11 of the federal Bankruptcy Code and was placed into administration proceeding in the United Kingdom.

As a result of the bankruptcy filing and the administration proceeding, the ADS Lending Agreement automatically terminated and the ADS Borrower was contractually required to return the Loaned ADSs to the Company. The Company has since demanded the immediate return of all outstanding borrowed shares, however, the shares have not yet been returned. Also under the agreement, the ADS borrower was supposed to transfer collateral to an affiliate equal to the fair value of the shares loaned after it received a credit downgrade on September 15, 2008. Such collateral was to be held in a collateral account for the Company. No collateral transfer was made and the Company is not aware of any collateral account existing. While the Company believes it is exercising all of its legal remedies, it has included these shares in its per share calculation on a weighted average basis due to the uncertainty regarding the recovery of the borrowed shares.

On January 1, 2010, the Company adopted ASU 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. The Company estimated that the fair value of the share lending arrangement at issuance was RMB 230,729, which was recognized as an issuance cost of the Senior Convertible Notes, with an offset to additional paid-in capital. Issuance costs were deferred on the balance sheet and amortized over the life of the Senior Convertible Notes. In the year ended December 31, 2008, due to the bankruptcy of one of the ADS borrowers, the Company assessed it became probable that the borrower would default. As result, the Company recognized an expense of RMB 469,042, which equaled to the then fair value of the 1,312,552 ADSs lent to the borrower, net of the fair value of probable recoveries, with an offset to additional paid-in capital. Probable recoveries were estimated as nil at the time in 2008. The fair value of the outstanding loaned shares was RMB 55,411 (US$ 8,794) and RMB 35,230 (US$ 5,605) as of December 31, 2011 and 2012, respectively. The unamortized amount of the issuance costs associated with the share-lending arrangement included in the deferred issuance cost in the balance sheet were RMB 51,028 and RMB 8,253 as of December 31, 2011 and 2012, respectively. The amount of interest cost recognized relating to the amortization of the issuance cost associated with the share-lending arrangement were RMB 20,815, RMB 27,335 and RMB 29,537 for the years ended December 31, 2010, 2011 and 2012, respectively.

In June 2012, a Claims Determination Deed was entered into between the Company and One ADS Borrower (the “Claims Determination Deed”), admitting the Claim (the “Claim”) against the Borrower as a general unsecured claim which qualifies for dividends from the Borrower for an amount of GBP 38.2 million (RMB 380,075). On June 29, 2012, the Company entered into an agreement through private negotiation with a carefully selected group of claims purchasers to sell certain rights pertaining to the claim against the Borrower and all rights to receive distribution payments from the Borrower in exchange for cash consideration of GBP 37.1 million (RMB 369,153). As required under the claim transfer procedures, the joint administrators of the Borrower have acknowledged the sale of the Claim to the purchaser on August 9, 2012. There is no recourse from the purchaser to the Company if the claim is not satisfied in full by the Borrower. A gain of RMB 369,153 was recorded as other income in the Consolidated Statements of Operations and Comprehensive Income/(Loss).